Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
20 .	SHARE-BASED COMPENSATION
The Company authorized 2,636,675,056 ordinary shares for issuance under the 2018 Incentive Compensation Plan (“2018 Plan”) and as of December 31, 2021, 2,300,588,991 share options were granted under 2018 plan.
In April 2021, the board approved the 2021 Incentive Compensation Plan (“2021 Plan”) and authorized 466,685,092 ordinary shares for issuance which was amended in November 2021 that if the share authorized under the 2021 Plan falls below 3.0% of total outstanding shares on the last day of a calendar year, it shall automatically be increased to 3.0% of total outstanding shares on the January 1 immediately thereafter
. As of December 31, 2021, 528,463,580 share options were granted under 2021 Plan.
The options granted expire in ten years from the date of grant.

Employee	options:

•	Options classified as liability
Prior to the acquisition of Truck Alliance, under the 2015 Plan, options to purchase up to 228,034,872 ordinary shares of the Company were issued to the Company’s directors and employees. Generally, these options vested over a four-year service period and the grantees are entitled to sell to the Company ordinary shares received upon the exercise of vested options, for a price equal to 80% of the placing price per share of the latest private placement upon termination of employment. As the Company can be required to settle the options by transferring cash upon a contingent event within the control of grantees, the options are classified as liability and are accounted for at fair value until the settlement of such options. Upon exercising of vested options, the unsettled liabilities of the vested options immediately prior to exercising was reclassified to ordinary shares and APIC.
In
December 2018, the exercise price of all the options classified as liability changed from US$0.01 per share to US$0.00001 per share. The modification of exercise price was reflected in the subsequent valuation of liabilities.
In September 2020, the Company modified the repurchase term of the options classified as liability. After the modification, the grantees’ right to require the Company to repurchase the options was removed and instead, the Company has the right to repurchase the options upon termination of employment at the price equal to 80% of the placing price per share of the latest private placement or 5% of net assets based on the latest audited financial statements, whichever is lower. Considering it is not probable that the Company will exercise the right and prevent the grantees from bearing the risks and rewards for a reasonable period of time from the date the option is exercised or the share is issued, the modified awards are accounted for as equity awards from the date of the modification. The fair value measured after the modification is recognized on a straight-line basis over the remaining requisite service period for unvested options and the unsettled liability of RMB20,695 as of the modification date was reclassed to APIC.
The following table summarized the activities of the Group’s share options classified as liability with no movement for 2021:

	Number of options	Weighted average exercise price	Aggregate intrinsic value
		US$	US$
Outstanding at January 1, 2019	89,840,646	0.00001	18,812
Exercised	(49,814,073)	0.00001	—

Outstanding at December 31, 2019	40,026,573	0.00001	10,350
Exercised	(23,391,140)	0.00001	—
Reclassified as equity	(16,635,433)	0.00001	5,110

Outstanding at December 31, 2020	—	—	—
Exercisable at December 31, 2020	—	—	—

•	Options classified as equity
Options classified as equity generally vest over four-year service period.
In December 2017, upon the acquisition of Truck Alliance, the Company issued 291,277,872 options to prior employees of Truck Alliance. These options vest over a service period of one to four years. In addition, the grantees can only exercise vested options upon the occurrence of the underlying ordinary shares becoming listed securities, which substantially creates a performance condition that is considered improbable to meet. Therefore, the Group did not recognize any stock-based compensation expenses for such options prior to the following modifications.
During the year
s
ended December 31, 2020 and 2021, the Group modified 114,650,555 and 45,654,760 options granted, respectively, including removal of the public listing performance condition, acceleration of vesting schedule or changes in number of options vested. The compensation expenses are recognized based on the fair value of the modified awards on the modification date. The fair value of unvested options will be recognized on a straight-line basis over the remaining requisite service period. The fair values of vested options totaled
 RMB231,972 and RMB209,311 were recognized as compensation expenses upon the modification in the year
s
ended December 31, 2020, and 2021, respectively.
In December 2020, the Group repurchased 3,694,402 unvested share options with a total consideration of RMB13,863 for tax purposes. The repurchase resulted in compensation costs in general and administrative expenses with an amount of RMB6,251, which included both the remaining unrecognized compensation based on the grant date fair value and additional compensation as a result of the repurchase price in excess of the fair value of the early vested option on the repurchase date.
During the year ended December 31, 2020, the Group granted 1,280,318,400 options to employees under the 2018 plan, subject to a three to five years’ service condition, of which 1,001,398,129 options vested immediately upon grant.
During the year ended December 31, 2021,

894,515,686
options were granted to employees under the 2018 plan and 2021 plan, of which
695,927,716
options vested immediately upon grant while

198,166,910
and
421,060
options were subject to a four-year and one-year service conditions, respectively.
The following table summarized the activities of the Group’s share options classified as equity:

	Number of options	Weighted average exercise price	Weighted average remaining contract life	Weighted average grant date fair value	Aggregate intrinsic value
		US$			US$
Outstanding at December 31, 2020	418,452,697	0.000007	8.56	0.2569	165,035
Granted	894,515,686	0.000010		0.7195
Exercised	(866,230,796)	0.000010		0.6822
Forfeited	(18,159,814)	0.000008		0.4491
Outstanding at December 31, 2021	428,577,773	0.000010	8.75	0.4547	179,544

Vested and expected to vest	428,577,773	0.000010	8.75	0.4547	179,544
Exercisable at December 31, 2021	93,474,222	0.000008	6.93	0.2414	39,118

The
 unrecognized compensation costs related to unvested options is RMB905 million for 2021. It is expected to be recognized over a weighted-average period of 3.3 years.
In determining the fair value of the stock options, the Company applied the binomial option pricing model before the completion of its USIPO in
June 2021
and the Black-Scholes model for the options granted thereafter. The change of valuation model does not result in any difference in valuation results as the exercise price of the options granted is significantly below the spot price (deemed as “deep in the money”) and the fair value of the options approximates the closing price of the ordinary shares on the grant date.
The key assumptions used to determine the fair value of the options for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Expected volatility	34.2%~35.9%	35.9%~39.3%	37.2%~38.1%
Risk-free interest rate (per annum)	1.67%~2.46%	0.30%~1.04%	1.00%~1.96%
Exercise multiples	2.8	2.8	2.8 (1)
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	$0.216~0.259	$0.261~0.395	$0.370~1.050
Fair value of share option	$0.293~0.305	$0.294~0.395	$0.370~1.050

(1)	Exercise multiples defines the early exercise strategy of the grantees and only applies to binomial option pricing model.
The Group estimated expected volatility by reference to the historical price volatilities of ordinary shares of comparable companies over a period close to the contract term of the options. The Group estimated the risk-free interest rate based on the yield to maturity of U.S. government bonds as at each valuation date with a maturity period close to the contract term of options. The exercise multiple was estimated based on empirical research on typical employee stock option exercising behavior. The dividend yield was estimated as zero based on the plan to retain profit for corporate expansion and no dividend will be distributed in the near future. Prior to the completion of USIPO, the Group determined the fair value of ordinary shares underlying each share option grant based on estimated equity value and allocation of it to each element of its capital structure. After the completion of USIPO in June 2021, the Group uses the stock market closing price as the fair value of the ordinary shares. The assumptions used in share-based compensation expenses recognition represent the Group’s best estimates, but these estimates involve inherent uncertainties and the application of judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period.
For the years ended December 31, 2019, 2020 and 2021, share-based compensation expenses of RMB434,817, RMB3,428,914 and RMB3,837,913 were recognized in connection with options granted, respectively.
Restricted share
On October 19, 2018, the Group granted 34,022,775 restricted shares to each of the two founder of an equity investee, Plus. The restricted shares vest over the following four years. The estimated fair value on the grant date of each restricted share was US$ 0.1965.
Restricted shares granted are measured based on the fair value of the Company’s ordinary share on the grant date. Compensation expenses are recognized on a straight-line basis over the requisite service period. In November 2020, the Group modified the term and the grantee was entitled to early vest all the restricted shares. The unrecognized compensation expenses amounting to RMB40,040 related to the previously unvested restricted shares as of the modification date was recognized immediately upon the modification.

In
November 2020
, the Company repurchased all the vested
68,045,550
ordinary shares at US$
0.3674
per share with a total consideration of RMB
166,260
. As the repurchase price was lower than the fair value of ordinary share as of the repurchase date, no additional compensation expenses were resulted from this repurchase.
The following table summarized the Group’s restricted share activities:

	Number of restricted share units	Weighted average grant date fair value
		USD
Unvested at January 1, 2019	68,045,550	0.1965
Vested	(17,011,388)	0.1965
Unvested at December 31, 2019	51,034,162	0.1965
Vested	(51,034,162)	0.1965
Unvested at December 31, 2020	—	—

Total share- based compensation expenses recognized for these restricted shares in 2019, 2020 and 2021 were RMB21 million, RMB57 million and nil, respectively.
Subsidiary’s Plan
The Group acquired TYT, a private company, in December 2021. Upon the completion of the acquisition, ordinary shares held by non-controlling interest holders, who are also management of the TYT, are restricted and subject to a four-year vesting period. (see note 5)

	Number of restricted share s	Weighted average grant date fair value
		USD
At January 1, 2021	—	—
Grant	968,198	15.68

Unvested at December 31, 2021	968,198	15.68
Share-based compensation for all share options and restricted shares
The Group recorded share based compensation expense of RMB455,634, RMB3,486,307 and RMB3,837,913 for the years ended December 31, 2019, 2020 and 2021, respectively, which were classified in the accompanying consolidated statements of operations and comprehensive loss as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

General and administrative expenses	455,634	3,341,145	3,728,421
Selling and marketing expense	—	94,640	56,975
Research and development expense	—	42,680	48,777
Cost of revenues	—	7,842	3,740

Total	455,634	3,486,307	3,837,913